Management compensation transactions for the years ended December 31, 2021, 2020 and 2019 are summarized as follows: (Details) - Board Of Directors [Member] - CAD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Short-term employee benefits	[1]	$ 593,856	$ 262,097	$ 224,166
Share-based payments	[1]	331,809	217,816	29,646
Total compensation	[1]	$ 925,665	$ 479,913	$ 253,812

[1]	The Company has determined that the carrying values of its short-term financial assets and financial liabilities, including cash and accounts payable and accrued liabilities, approximate their fair value due to the short-term nature of the instruments. Information on the fair value of the derivative warrant liability is included in Note 9(g).